Risk Management - Disclosure of movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and advances at amortised cost
Opening/beginning of period	£ 1,491,765
Opening/ending of period	1,518,454	£ 1,491,765
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(18,761)	2,408	£ (32,819)
Credit impairment charges	2,279	1,982	1,881
Post write-off recoveries	96	79	44
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(84)	(15)
Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	346,273
Opening/ending of period	361,523	346,273
Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	168,061
Opening/ending of period	177,333	168,061
Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	34,779
Opening/ending of period	36,952	34,779
Retail other
Loans and advances at amortised cost
Opening/beginning of period	13,808
Opening/ending of period	13,914	13,808
Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	129,625
Opening/ending of period	133,324	129,625
Loan commitments and financial guarantee contracts
Loans and advances at amortised cost
Opening/beginning of period	432,157
Opening/ending of period	427,783	432,157
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	346,273
Write-offs	(1,459)	(1,547)
Opening/ending of period	361,523	346,273
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	83	76
Net write-offs	1,376	1,471
Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	253,898
Opening/ending of period	264,725	253,898
Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	168,061
Opening/ending of period	177,333	168,061
Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	166,181
Opening/ending of period	175,327	166,181
Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	34,779
Opening/ending of period	36,952	34,779
Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	15,030
Opening/ending of period	16,425	15,030
Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	13,808
Opening/ending of period	13,914	13,808
Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	11,715
Opening/ending of period	11,190	11,715
Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	129,625
Opening/ending of period	133,324	129,625
Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	60,972
Opening/ending of period	61,783	60,972
Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	68,210
Opening/ending of period	68,475	68,210
Stage 1 | Loan commitments and financial guarantee contracts
Loans and advances at amortised cost
Opening/beginning of period	412,255
Opening/ending of period	410,493	412,255
Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	305,836
Opening/ending of period	327,688	305,836
Stage 1 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	220,903
Opening/ending of period	238,387	220,903
Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	146,652
Opening/ending of period	161,637	146,652
Stage 1 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	145,003
Opening/ending of period	159,810	145,003
Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	30,573
Opening/ending of period	33,157	30,573
Stage 1 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	13,278
Opening/ending of period	14,751	13,278
Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	12,312
Opening/ending of period	12,248	12,312
Stage 1 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	10,471
Opening/ending of period	9,769	10,471
Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	116,299
Opening/ending of period	120,646	116,299
Stage 1 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	52,151
Opening/ending of period	54,057	52,151
Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	64,976
Opening/ending of period	68,113	64,976
Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantee contracts
Loans and advances at amortised cost
Opening/beginning of period	18,728
Opening/ending of period	16,473	18,728
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	35,402
Opening/ending of period	28,956	35,402
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	29,248
Opening/ending of period	23,376	29,248
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	19,534
Opening/ending of period	13,813	19,534
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	19,446
Opening/ending of period	13,741	19,446
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	3,770
Opening/ending of period	3,285	3,770
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,624
Opening/ending of period	1,545	1,624
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	1,262
Opening/ending of period	1,535	1,262
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,108
Opening/ending of period	1,334	1,108
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	10,836
Opening/ending of period	10,323	10,836
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	7,070
Opening/ending of period	6,756	7,070
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	3,234
Opening/ending of period	362	3,234
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	4,978
Opening/ending of period	4,840	4,978
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	3,690
Opening/ending of period	2,923	3,690
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	1,875
Opening/ending of period	1,883	1,875
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,732
Opening/ending of period	1,776	1,732
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	396
Opening/ending of period	486	396
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	88
Opening/ending of period	105	88
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	217
Opening/ending of period	116	217
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	119
Opening/ending of period	72	119
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	2,490
Opening/ending of period	2,355	2,490
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,751
Opening/ending of period	970	1,751
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	57
Opening/ending of period	39	57
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	57
Opening/ending of period	39	57
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	40
Opening/ending of period	24	40
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	40
Opening/ending of period	24	40
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	17
Opening/ending of period	15	17
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	17
Opening/ending of period	15	17
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	168,248	172,095
Business activity in the year	34,137	23,680
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,456)	(8,268)
Final repayments	(15,867)	(15,173)
Disposals	(594)	(4,069)
Write-offs	(18)	(17)
Opening/ending of period	177,450	168,248	172,095
Gross exposure | Retail mortgages | Italy
Loans and advances at amortised cost
Disposals	(10)	(3,200)
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	38,086	37,707
Business activity in the year	5,691	7,689
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,638)	1,489
Final repayments	(376)	(182)
Transfers to assets held for sale		(6,241)
Disposals	(457)	(1,273)
Write-offs	(1,025)	(1,103)
Opening/ending of period	40,281	38,086	37,707
Gross exposure | Retail credit cards | General Motors
Loans and advances at amortised cost
Business activity in the year	1,200
Gross exposure | Retail credit cards | Tesco Personal Finance PLC
Loans and advances at amortised cost
Business activity in the year		4,200
Gross exposure | Retail other
Loans and advances at amortised cost
Opening/beginning of period	14,218	10,305
Business activity in the year	5,214	7,883
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,064)	(331)
Final repayments	(3,779)	(3,488)
Disposals	(43)	(46)
Write-offs	(115)	(105)
Opening/ending of period	14,431	14,218	10,305
Gross exposure | Retail other | Tesco Personal Finance PLC
Loans and advances at amortised cost
Business activity in the year		4,100
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	130,791	128,361
Business activity in the year	29,617	28,344
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,578	3,029
Final repayments	(28,755)	(28,546)
Transfers to assets held for sale		(59)
Disposals	(280)	(16)
Write-offs	(301)	(322)
Opening/ending of period	134,650	130,791	128,361
Gross exposure | Corporate loans | General Motors
Loans and advances at amortised cost
Business activity in the year	100
Gross exposure | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	204,200
Opening/ending of period	224,100	204,200
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Debt securities at amortised cost | Retail credit cards
Loans and advances at amortised cost
Disposals		(400)
Gross exposure | Debt securities at amortised cost | Retail other
Loans and advances at amortised cost
Disposals	(43)
Gross exposure | Debt securities at amortised cost | Corporate loans
Loans and advances at amortised cost
Disposals	(280)	(16)
Gross exposure | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	351,343
Opening/ending of period	366,812	351,343
Gross exposure | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	255,938
Opening/ending of period	266,776	255,938
Gross exposure | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	168,248
Opening/ending of period	177,450	168,248
Gross exposure | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	166,339
Opening/ending of period	175,418	166,339
Gross exposure | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	38,086
Opening/ending of period	40,281	38,086
Gross exposure | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	15,780
Opening/ending of period	17,168	15,780
Gross exposure | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	14,218
Opening/ending of period	14,431	14,218
Gross exposure | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	12,098
Opening/ending of period	11,680	12,098
Gross exposure | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	130,791
Opening/ending of period	134,650	130,791
Gross exposure | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	61,721
Opening/ending of period	62,510	61,721
Gross exposure | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	68,233
Opening/ending of period	68,497	68,233
Gross exposure | Wealth portfolio | Retail other | Italy
Loans and advances at amortised cost
Disposals		(800)
Gross exposure | Trade receivables | Retail credit cards | United States
Loans and advances at amortised cost
Disposals		(900)
Gross exposure | Securitisations assets | Retail mortgages
Loans and advances at amortised cost
Disposals	(584)
Gross exposure | Stage 1 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	306,774
Opening/ending of period	328,579	306,774
Gross exposure | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	146,690	150,202
Business activity in the year	32,944	22,881
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(7,660)	(7,297)
Final repayments	(13,634)	(12,680)
Disposals	(341)	(2,688)
Write-offs	0	0
Opening/ending of period	161,654	146,690	150,202
Gross exposure | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	31,126	30,409
Business activity in the year	4,999	7,217
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,906)	658
Final repayments	(302)	(136)
Transfers to assets held for sale		(5,495)
Disposals	0	(691)
Write-offs	0	0
Opening/ending of period	33,723	31,126	30,409
Gross exposure | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	12,450	8,469
Business activity in the year	4,683	7,590
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,080)	(265)
Final repayments	(3,195)	(3,021)
Disposals	0	0
Write-offs	0	0
Opening/ending of period	12,349	12,450	8,469
Gross exposure | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	116,508	112,505
Business activity in the year	28,142	27,032
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,727	4,191
Final repayments	(26,236)	(25,861)
Transfers to assets held for sale		(49)
Disposals	(157)	(12)
Write-offs	0	0
Opening/ending of period	120,853	116,508	112,505
Gross exposure | Stage 1 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	202,700
Opening/ending of period	222,400	202,700
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(8,750)	(10,013)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,716)	(2,093)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(733)	(619)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(3,993)	(3,810)
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	12,686	6,591
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	2,220	1,933
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	372	423
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	3,316	3,316
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(389)	(388)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(728)	(702)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(206)	(209)
Gross exposure | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(895)	(1,073)
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	108	82
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	30	26
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	58	82
Gross exposure | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	441	269
Gross exposure | Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	306,774
Opening/ending of period	328,579	306,774
Gross exposure | Stage 1 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	221,426
Opening/ending of period	238,796	221,426
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	146,690
Opening/ending of period	161,654	146,690
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	145,039
Opening/ending of period	159,825	145,039
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	31,126
Opening/ending of period	33,723	31,126
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	13,497
Opening/ending of period	14,922	13,497
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	12,450
Opening/ending of period	12,349	12,450
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	10,606
Opening/ending of period	9,867	10,606
Gross exposure | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	116,508
Opening/ending of period	120,853	116,508
Gross exposure | Stage 1 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	52,284
Opening/ending of period	54,182	52,284
Gross exposure | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	64,988
Opening/ending of period	68,126	64,988
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	37,153
Opening/ending of period	30,664	37,153
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	19,596	19,469
Business activity in the year	1,186	792
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(683)	(918)
Final repayments	(1,802)	(2,099)
Disposals	(149)	(682)
Write-offs	0	0
Opening/ending of period	13,829	19,596	19,469
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	5,017	5,578
Business activity in the year	617	400
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	290	838
Final repayments	(39)	(41)
Transfers to assets held for sale		(689)
Disposals	0	(175)
Write-offs	0	0
Opening/ending of period	4,479	5,017	5,578
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	1,373	1,343
Business activity in the year	494	252
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(16)	(125)
Final repayments	(379)	(194)
Disposals	0	0
Write-offs	0	0
Opening/ending of period	1,718	1,373	1,343
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	11,167	13,302
Business activity in the year	1,134	897
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(41)	(531)
Final repayments	(2,008)	(2,322)
Transfers to assets held for sale		(9)
Disposals	(2)	(2)
Write-offs	0	0
Opening/ending of period	10,638	11,167	13,302
Gross exposure | Lifetime expected credit losses | Stage 2 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	1,300
Opening/ending of period	1,600	1,300
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	8,750	10,013
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,716	2,093
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	733	619
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	3,993	3,810
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(12,686)	(6,591)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(2,220)	(1,933)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(372)	(423)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(3,316)	(3,316)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(502)	(530)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(922)	(1,079)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(119)	(151)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(748)	(892)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	119	142
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	20	25
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	4	52
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	459	230
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	37,153
Opening/ending of period	30,664	37,153
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	30,055
Opening/ending of period	24,148	30,055
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	19,596
Opening/ending of period	13,829	19,596
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	19,507
Opening/ending of period	13,757	19,507
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	5,017
Opening/ending of period	4,479	5,017
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	2,064
Opening/ending of period	1,943	2,064
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	1,373
Opening/ending of period	1,718	1,373
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,218
Opening/ending of period	1,512	1,218
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	11,167
Opening/ending of period	10,638	11,167
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	7,266
Opening/ending of period	6,936	7,266
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	3,245
Opening/ending of period	371	3,245
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	7,359
Opening/ending of period	7,530	7,359
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	1,962	2,424
Business activity in the year	7	7
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(113)	(53)
Final repayments	(431)	(394)
Disposals	(104)	(699)
Write-offs	(18)	(17)
Opening/ending of period	1,967	1,962	2,424
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	1,903	1,720
Business activity in the year	75	32
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(6)	(7)
Final repayments	(35)	(5)
Transfers to assets held for sale		(57)
Disposals	(457)	(407)
Write-offs	(1,025)	(1,103)
Opening/ending of period	2,055	1,903	1,720
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	378	493
Business activity in the year	37	24
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	34	59
Final repayments	(205)	(273)
Disposals	(43)	(46)
Write-offs	(115)	(105)
Opening/ending of period	349	378	493
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	3,116	2,554
Business activity in the year	341	415
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(108)	(631)
Final repayments	(511)	(363)
Transfers to assets held for sale		(1)
Disposals	(121)	(2)
Write-offs	(301)	(322)
Opening/ending of period	3,159	3,116	2,554
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	891	918
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,650	1,781
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	325	360
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	1,643	1,965
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(227)	(224)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(50)	(51)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(62)	(134)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(900)	(499)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	7,359
Opening/ending of period	7,530	7,359
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	4,400
Opening/ending of period	3,793	4,400
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	1,962
Opening/ending of period	1,967	1,962
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,793
Opening/ending of period	1,836	1,793
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	1,903
Opening/ending of period	2,055	1,903
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	179
Opening/ending of period	279	179
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	378
Opening/ending of period	349	378
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	257
Opening/ending of period	286	257
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	3,116
Opening/ending of period	3,159	3,116
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	2,171
Opening/ending of period	1,392	2,171
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	57
Opening/ending of period	39	57
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	40	0
Business activity in the year	0	40
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(16)	0
Final repayments	0	0
Transfers to assets held for sale		0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	24	40	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	17	0
Business activity in the year	0	17
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2)	0
Final repayments	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	15	17	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	57
Opening/ending of period	39	57
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	57
Opening/ending of period	39	57
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	40
Opening/ending of period	24	40
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	40
Opening/ending of period	24	40
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	17
Opening/ending of period	15	17
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	17
Opening/ending of period	15	17
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment
Loans and advances at amortised cost
Opening/beginning of period	(5,532)
Opening/ending of period	(5,727)	(5,532)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(167)	(91)
ECL charge on assets held for sale	181	74
Total exchange and other adjustments	183	68
Accumulated impairment | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2,112	1,995
Accumulated impairment | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(187)	(583)
Business activity in the year	(6)	(12)
Refinements to models used for calculation	(49)	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(29)	(22)
Final repayments	28	40
Disposals	10	373
Write-offs	18	17
Opening/ending of period	(117)	(187)	(583)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(42)	(6)
Accumulated impairment | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(3,307)	(3,486)
Business activity in the year	(353)	(331)
Refinements to models used for calculation	(216)	(20)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,330)	(1,321)
Final repayments	52	26
Transfers to assets held for sale		271
Disposals	368	411
Write-offs	1,025	1,103
Opening/ending of period	(3,329)	(3,307)	(3,486)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,415	1,606
Accumulated impairment | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(410)	(353)
Business activity in the year	(129)	(157)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(173)	(96)
Final repayments	48	57
Disposals	32	34
Write-offs	115	105
Opening/ending of period	(517)	(410)	(353)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	254	196
Accumulated impairment | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(1,166)	(1,299)
Business activity in the year	(118)	(107)
Refinements to models used for calculation	(89)	36
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(550)	(221)
Final repayments	94	165
Transfers to assets held for sale		5
Disposals	24	5
Write-offs	301	322
Opening/ending of period	(1,326)	(1,166)	(1,299)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	485	199
Accumulated impairment | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(23)	(65)
Accumulated impairment | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	(156)
Opening/ending of period	(150)	(156)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(6)	5
Accumulated impairment | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	(4)
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(5,070)
Opening/ending of period	(5,289)	(5,070)
Accumulated impairment | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(2,040)
Opening/ending of period	(2,051)	(2,040)
Accumulated impairment | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(187)
Opening/ending of period	(117)	(187)
Accumulated impairment | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(158)
Refinements to models used for calculation	(49)
Opening/ending of period	(91)	(158)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(3,307)
Opening/ending of period	(3,329)	(3,307)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | United States
Loans and advances at amortised cost
Refinements to models used for calculation	(12)	11
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(750)
Refinements to models used for calculation	(204)	(31)
Opening/ending of period	(743)	(750)
Accumulated impairment | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(410)
Opening/ending of period	(517)	(410)
Accumulated impairment | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(383)
Opening/ending of period	(490)	(383)
Accumulated impairment | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(1,166)
Opening/ending of period	(1,326)	(1,166)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | UKCB and IB portfolio
Loans and advances at amortised cost
Refinements to models used for calculation	(89)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation		69
Accumulated impairment | Financial assets at amortised cost | Corporate loans | ESHLA portfolio
Loans and advances at amortised cost
Refinements to models used for calculation		(33)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(749)
Opening/ending of period	(727)	(749)
Accumulated impairment | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	(23)
Opening/ending of period	(22)	(23)
Accumulated impairment | Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	9	(21)
Accumulated impairment | Stage 1 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(938)
Opening/ending of period	(891)	(938)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(45)	110
Accumulated impairment | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(38)	(50)
Business activity in the year	(4)	(8)
Refinements to models used for calculation	(19)	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	26	37
Final repayments	3	5
Disposals	1	5
Write-offs	0	0
Opening/ending of period	(17)	(38)	(50)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(20)	(7)
Accumulated impairment | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(553)	(523)
Business activity in the year	(111)	(184)
Refinements to models used for calculation	57	5
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	526	450
Final repayments	11	7
Transfers to assets held for sale		64
Disposals	0	20
Write-offs	0	0
Opening/ending of period	(566)	(553)	(523)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	13	114
Accumulated impairment | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(138)	(59)
Business activity in the year	(37)	(105)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	62	33
Final repayments	23	11
Disposals	0	0
Write-offs	0	0
Opening/ending of period	(101)	(138)	(59)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(37)	79
Accumulated impairment | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(209)	(287)
Business activity in the year	(49)	(45)
Refinements to models used for calculation	(65)	(6)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	21	124
Final repayments	28	46
Transfers to assets held for sale		1
Disposals	1	1
Write-offs	0	0
Opening/ending of period	(207)	(209)	(287)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	(76)
Accumulated impairment | Stage 1 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(20)	(9)
Accumulated impairment | Stage 1 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	(19)
Opening/ending of period	(18)	(19)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	3
Accumulated impairment | Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	1
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	3	5
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	51	66
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	12	8
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	19	28
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(26)	(29)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(444)	(461)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(24)	(27)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(70)	(75)
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	1	0
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	26	26
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	3	2
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	5	6
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(2)	(3)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(15)	(13)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(2)	(1)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(18)	(14)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(938)
Opening/ending of period	(891)	(938)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(523)
Opening/ending of period	(409)	(523)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(38)
Opening/ending of period	(17)	(38)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(36)
Opening/ending of period	(15)	(36)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(553)
Opening/ending of period	(566)	(553)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(219)
Opening/ending of period	(171)	(219)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(138)
Opening/ending of period	(101)	(138)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(135)
Opening/ending of period	(98)	(135)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(209)
Opening/ending of period	(207)	(209)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(133)
Opening/ending of period	(125)	(133)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	(12)
Opening/ending of period	(13)	(12)
Accumulated impairment | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(29)	20
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(1,751)
Opening/ending of period	(1,708)	(1,751)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(37)	(241)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(62)	(105)
Business activity in the year	(2)	(4)
Refinements to models used for calculation	(36)	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(25)	(36)
Final repayments	5	11
Disposals	4	40
Write-offs	0	0
Opening/ending of period	(16)	(62)	(105)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(42)	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,247)	(1,630)
Business activity in the year	(188)	(118)
Refinements to models used for calculation	(274)	(29)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(782)	(628)
Final repayments	13	16
Transfers to assets held for sale		161
Disposals	0	69
Write-offs	0	0
Opening/ending of period	(1,194)	(1,247)	(1,630)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(53)	(153)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(111)	(118)
Business activity in the year	(58)	(30)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(55)	(13)
Final repayments	5	5
Disposals	0	0
Write-offs	0	0
Opening/ending of period	(183)	(111)	(118)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	72	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(331)	(414)
Business activity in the year	(40)	(36)
Refinements to models used for calculation	(24)	42
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(95)	(4)
Final repayments	56	98
Transfers to assets held for sale		3
Disposals	2	2
Write-offs	0	0
Opening/ending of period	(315)	(331)	(414)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(14)	(78)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(10)	(37)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	(7)
Opening/ending of period	(8)	(7)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	5
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(2)	(5)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(3)	(5)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(51)	(66)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(12)	(8)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(19)	(28)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	26	29
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	444	461
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	24	27
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	70	75
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	5	10
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	351	469
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	28	30
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	32	37
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(8)	(10)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(4)	(4)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(14)	(22)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(1,751)
Opening/ending of period	(1,708)	(1,751)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(807)
Opening/ending of period	(772)	(807)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(62)
Opening/ending of period	(16)	(62)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(61)
Opening/ending of period	(16)	(61)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,247)
Opening/ending of period	(1,194)	(1,247)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(440)
Opening/ending of period	(398)	(440)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(111)
Opening/ending of period	(183)	(111)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(110)
Opening/ending of period	(178)	(110)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(331)
Opening/ending of period	(315)	(331)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(196)
Opening/ending of period	(180)	(196)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	(11)
Opening/ending of period	(9)	(11)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(147)	(90)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(2,381)
Opening/ending of period	(2,690)	(2,381)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2,194	2,126
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(87)	(428)
Business activity in the year	0	0
Refinements to models used for calculation	6	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(30)	(23)
Final repayments	20	24
Disposals	5	328
Write-offs	18	17
Opening/ending of period	(84)	(87)	(428)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	20	4
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,507)	(1,333)
Business activity in the year	(54)	(29)
Refinements to models used for calculation	1	4
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,074)	(1,143)
Final repayments	28	3
Transfers to assets held for sale		46
Disposals	368	322
Write-offs	1,025	1,103
Opening/ending of period	(1,569)	(1,507)	(1,333)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,455	1,645
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(161)	(176)
Business activity in the year	(34)	(22)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(180)	(116)
Final repayments	20	41
Disposals	32	34
Write-offs	115	105
Opening/ending of period	(233)	(161)	(176)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	219	124
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(626)	(598)
Business activity in the year	(29)	(26)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(476)	(341)
Final repayments	10	21
Transfers to assets held for sale		1
Disposals	21	2
Write-offs	301	322
Opening/ending of period	(804)	(626)	(598)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	500	353
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	7	(19)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(6)	(3)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(6)	(10)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(377)	(495)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(31)	(32)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(37)	(43)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	2	5
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	23	23
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	6	5
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	32	36
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(2,381)
Opening/ending of period	(2,690)	(2,381)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(710)
Opening/ending of period	(870)	(710)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(87)
Opening/ending of period	(84)	(87)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(61)
Opening/ending of period	(60)	(61)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,507)
Opening/ending of period	(1,569)	(1,507)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(91)
Opening/ending of period	(174)	(91)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(161)
Opening/ending of period	(233)	(161)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(138)
Opening/ending of period	(214)	(138)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(626)
Opening/ending of period	(804)	(626)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(420)
Opening/ending of period	(422)	(420)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale		0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	£ 0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	£ 0	£ 0